CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
General and administrative expenses	$ 450,781	$ 278,102	$ 1,830,700	$ 35,388
Other income:
Interest earned on investments held in the Trust Account	480,824	417,728	2,775,291
Loss from operations	(450,781)	(278,102)	(1,830,700)	(35,388)
Income before provision for income taxes	30,043	139,626	944,591	(35,388)
Provision for income taxes	(90,473)	(29,321)	(540,811)
Total other income	480,824	417,728	2,775,291
NET INCOME (LOSS)	$ (60,430)	$ 110,305	$ 403,780	$ (35,388)
WEIGHTED AVERAGE SHARES OUTSTANDING, BASIC	5,622,954	5,231,461	7,688,260	1,500,000
WEIGHTED AVERAGE SHARES OUTSTANDING, DILUTED	5,622,954	5,231,461	7,719,699	1,500,000
BASIC NET INCOME (LOSS) PER SHARE	$ (0.01)	$ 0.02	$ 0.05	$ (0.01)
DILUTED NET INCOME (LOSS) PER SHARE	$ (0.01)	$ 0.02	$ 0.05	$ (0.01)